Finance expense	12 Months Ended
Jun. 30, 2024
Finance expense [Abstract]
Finance expense
Note 8. Finance expense

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Interest expense on borrowings	-	15,213	5,343
Interest expense on hybrid financial instruments	-	-	26,748
Interest expense on lease liabilities	253	112	99
Amortization of capitalized borrowing costs	-	1,038	2,508
Loss on embedded derivatives held at fair value through profit or loss	-	-	390,743

Total finance expense	253	16,363	425,441
For the year ended 30 June 2023, interest expense on borrowings includes late fees and interest charged on third-party loans held by IE CA 3 Holdings Ltd and IE CA 4 Holdings Ltd.